IMPAIRMENT TESTS	12 Months Ended
Dec. 31, 2021
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT TESTS

NOTE 13 -IMPAIRMENT TESTS

(1)Annual goodwill impairment tests in the fixed-line segment

Goodwill in the fixed-line segment is allocated to a single group of CGUs which constitute all the operations of the fixed-line segment, in an amount of NIS 407 million.

For the purpose of the goodwill impairment tests in the fixed-line segment as of December 31, 2019, 2020 and 2021 the recoverable amount was assessed by management with the assistance of an external independent expert (BDO Ziv Haft Consulting & Management Ltd.) based on value-in-use calculations. The value-in-use calculations use pre-tax cash flow projections covering a five-year period. Cash flows beyond the five-year period to be generated from continuing use are extrapolated using estimated growth rates. The terminal growth rate represents the long-term average growth rate of the fixed-line communications services business. The key assumptions used are as follows:

	As of December 31,
	2019	2020	2021
Terminal growth rate	1.0%	1.0%	1.0%
After-tax discount rate	8.0%	7.5%	7.0%
Pre-tax discount rate	9.6%	9.0%	8.5%

The impairment tests in the fixed-line segment as of December 31, 2019, 2020 and 2021 were based on assessments of financial performance and future strategies in light of current and expected market and economic conditions. Trends in the economic and financial environment, competition and regulatory authorities' decisions, or changes in competitors’ behavior in response to the economic environment may affect the estimate of recoverable amounts. As a result of the impairment tests, the Group determined that no goodwill impairment existed as of December 31, 2019, 2020 and 2021. See also note 4(3) and note 2(h).

(2)Interim impairment tests of non-financial assets in 2020

The economic slowdown in the markets triggered in March 2020 the identification of indicators for impairment of non-financial assets. In particular, the significant fall in the volume of international travel by the Company's customers has caused a significant decrease in revenues from roaming services, which affected the cellular segment. In addition, the temporary closures of shopping malls and changes in general consumer behavior adversely affected the volume of sales of equipment, which affected the cellular and the fixed-line segments.

The Company tested the recoverable amount of the fixed line segment as of March 31, 2020, based on value-in-use calculations. The recoverable amount was assessed by management with the assistance of an external independent expert (BDO Ziv Haft Consulting & Management Ltd.). The value-in-use calculations use pre-tax cash flow projections covering a five-year period. Cash flows beyond the five-year period to be generated from continuing use are extrapolated using estimated growth rates. The terminal growth rate represents the long-term average growth rate of the fixed-line communications services business. The key assumptions used are as follows:

March 31, 2020
Terminal growth rate	1.0%
After-tax discount rate	8.25%
Pre-tax discount rate	9.9%

As a result of the impairment test, the Group determined that no impairment existed as of March 31, 2020.

F - 56

PARTNER COMMUNICATIONS COMPANY LTD.
(An Israeli Corporation)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

NOTE 13 -IMPAIRMENT TESTS (continued)

(2)Interim impairment tests of non-financial assets (continued)

The Company tested as of March 2020 the impairment of the cellular segment assets with the assistance of an external independent expert (BDO Ziv Haft Consulting & Management Ltd.), using a reasonable approximation of its fair value less costs of selling as its recoverable amount, and determined that no impairment was required.

(3)Impairment of certain fixed-line assets in the third quarter of 2021

In addition, the Company recorded, in the third quarter of 2021, a provision for an impairment of fixed-line assets in an amount of NIS 10 million, following a business change in TV services which the Company estimated would likely lead to the churn of certain fixed-line service subscribers.